Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of revenue and disaggregated cost of revenue and research and development expenses
In addition to the significant expense categories and net income presented in the consolidated statements of operations and comprehensive income/(loss), see below for disaggregated cost of revenue and research and development expenses:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)

Cost of revenue (excluding the impact of write-down)	85,643	48,432	86,671
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	1,378	24,715	43,781

Total cost of revenue	87,021	73,147	130,452

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Salary, bonus, welfare and share-based compensation expense	21,963	34,792	45,707
New products development	24,813	4,021	59,895
Depreciation	1,611	3,491	3,841

Total research and development expenses	48,387	42,304	109,443

Schedule of revenue from external customers by geographic areas
The geographical region of revenue generated is based on the location where the customers based or the services were provided:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Mainland China	473,740	82,225	128,250
Hong Kong	—	—	107,871
Other countries or regions	—	—	45,646

Total	473,740	82,225	281,767